INVESTMENT MANAGEMENT
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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

July 22, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Equity Trust (the “Registrant”)
(File Nos. 333-56881; 811-08817)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 180 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and shall become effective on September 30, 2024. The Registrant is filing this Amendment for the purpose of updating disclosure in compliance with annual updating requirements pursuant to Section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Angela Gomez at (480) 477-2313 or the undersigned at (770) 690-5568.

Regards,

/s/ Craig Foster Craig Foster

Vice President and Counsel

Voya Investment Management

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP

Jessica Reece, Esq. Ropes & Gray LLP

Jeremy Smith, Esq. Ropes & Gray LLP